UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2014

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 98.7%
Alabama — 3.2%
Huntsville, AL, Health Care Authority, TECP	0.110%	5/1/14	$16,875,000	$16,875,000
Huntsville, AL, Health Care Authority, TECP	0.090%	5/15/14	8,800,000	8,800,000
Total Alabama				25,675,000
Alaska — 0.1%
Matanuska-Susitna Borough, AK, GO, AMBAC	5.000%	4/1/14	400,000	401,607
Arizona — 0.8%
Arizona State Unemployment Insurance Revenue, TAN	1.500%	5/7/14	3,100,000	3,107,535
Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.190%	12/1/39	1,160,000	1,160,000	(a)(b)(c)
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.190%	6/1/31	2,030,000	2,030,000	(a)(b)(c)
Total Arizona				6,297,535
California — 5.3%
California Infrastructure & Economic Development Bank Revenue:
Loyola High School District, LOC-First Republic Bank, FHLB	0.040%	12/1/35	1,145,000	1,145,000	(a)(b)
Pacific Gas & Electric Co., LOC-Mizuho Corporate Bank	0.030%	11/1/26	3,000,000	3,000,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.020%	12/1/16	8,200,000	8,200,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.070%	5/1/21	4,700,000	4,700,000	(a)(b)(c)
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.080%	8/1/41	3,000,000	3,000,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.070%	10/1/38	5,300,000	5,300,000	(a)(b)(c)
Mill Valley Refuse Service Inc. Project, LOC-Comerica Bank	0.080%	2/1/44	1,165,000	1,165,000	(a)(b)(c)
California State, GO, LOC-Bank of Montreal	0.030%	5/1/33	8,045,000	8,045,000	(a)(b)
California Statewide CDA Revenue, Kaiser Permanente	0.020%	4/1/45	2,700,000	2,700,000	(a)(b)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.060%	2/15/31	5,075,000	5,075,000	(a)(b)(c)
Stanford University	5.000%	3/15/14	1,100,000	1,102,002
Total California				43,432,002
Colorado — 0.2%
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.040%	7/1/27	364,000	364,000	(a)(b)
Colorado Housing & Finance Authority, Multi-Family, SPA-FHLB	0.090%	10/1/21	1,510,000	1,510,000	(a)(b)(c)
Total Colorado				1,874,000

See Notes to Financial Statements.

22	Tax Free Reserves Portfolio 2014 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — 5.3%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.030%	12/1/39	$7,500,000	$7,500,000	(a)(b)
Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.050%	7/1/37	2,900,000	2,900,000	(a)(b)
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.050%	7/1/37	500,000	500,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.030%	7/1/30	4,400,000	4,400,000	(a)(b)
Wesleyan University	0.030%	7/1/40	5,800,000	5,800,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.030%	7/1/30	2,375,000	2,375,000	(a)(b)
Yale University	0.010%	7/1/35	670,000	670,000	(a)(b)
Yale-New Haven Hospital, LOC-JPMorgan Chase	0.030%	7/1/25	1,100,000	1,100,000	(a)(b)
Yale-New Haven Hospital, LOC-JPMorgan Chase	0.030%	7/1/25	275,000	275,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program, SPA-FHLB	0.040%	5/15/31	2,000,000	2,000,000	(a)(b)(c)
Connecticut State HFA Revenue:
Housing Mortgage Finance Program, LOC-Bank of Tokyo-Mitsubishi UFJ	0.040%	11/15/34	980,000	980,000	(a)(b)
Housing Mortgage Finance Program, SPA-Bank of Tokyo-Mitsubishi UFJ	0.030%	11/15/41	700,000	700,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue, SPA-Bank of Tokyo-Mitsubishi UFJ	0.030%	5/15/34	5,000,000	5,000,000	(a)(b)
Hartford, CT, GO, BAN	2.000%	4/10/14	4,200,000	4,207,892
Litchfield, CT, GO, BAN	1.000%	2/5/15	540,000	543,774
Orange, CT, GO, BAN	1.000%	7/21/14	4,000,000	4,012,421
Total Connecticut				42,964,087
Delaware — 0.1%
Delaware State, GO	5.000%	5/1/14	125,000	126,009
Delaware State, GO	5.250%	8/1/14	750,000	765,725
Total Delaware				891,734
District of Columbia — 0.7%
District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC	0.050%	11/1/38	3,540,000	3,540,000	(a)(b)
District of Columbia Income Tax Secured Revenue	4.000%	12/1/14	100,000	102,840
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.050%	12/1/37	1,600,000	1,600,000	(a)(b)
Jesuit Conference, LOC-PNC Bank	0.050%	10/1/37	490,000	490,000	(a)(b)
Total District of Columbia				5,732,840
Florida — 7.6%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, FHLMC, LIQ-FHLMC	0.050%	6/1/48	9,900,000	9,900,000	(a)(b)(c)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2014 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida State Board of Education Public Education, GO:
Capital Outlay	5.000%	6/1/14	$300,000	$303,584
Capital Outlay	5.000%	6/1/14	100,000	101,217
Capital Outlay, NATL	5.000%	6/1/14	100,000	101,196
Florida State Higher Educational Facilities, Financial Authority Revenue, Educational Facilities, Ringling College of Art & Design Inc., LOC-PNC Bank N.A.	0.030%	3/1/38	5,995,000	5,995,000	(a)(b)
Gainesville, FL, Utilities System Revenue, SPA-JPMorgan Chase	0.030%	10/1/42	1,900,000	1,900,000	(a)(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System	0.020%	11/15/32	300,000	300,000	(a)(b)
Adventist Health System	0.030%	11/15/34	2,500,000	2,500,000	(a)(b)
Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank N.A.	0.040%	7/1/30	3,600,000	3,600,000	(a)(b)
Marion County, FL, HFA Revenue, Paddock Apartments, FNMA, LIQ-FNMA	0.030%	10/15/32	1,180,000	1,180,000	(a)(b)
Marion County, FL, School District Revenue, TAN	1.000%	6/30/14	6,100,000	6,114,361
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.090%	8/1/18	6,500,000	6,500,000	(a)(b)(c)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.040%	6/1/25	3,305,000	3,305,000	(a)(b)
Palm Beach County, FL, Public Improvement Revenue, Biomedical Research Park Project, XLCA	4.500%	11/1/14	300,000	308,499
Palm Beach County, FL, Water & Sewer Revenue, Florida Power & Light Co. Reclaimed Water Project	5.000%	10/1/14	115,000	118,109
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.030%	7/1/37	16,920,000	16,920,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB & JPMorgan Chase	0.050%	10/15/42	2,690,000	2,690,000	(a)(b)(c)
Total Florida				61,836,966
Georgia — 6.5%
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-FHLB & SunTrust Bank	0.050%	10/1/35	15,250,000	15,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.190%	4/1/32	4,050,000	4,050,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.050%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.090%	12/1/27	3,200,000	3,200,000	(a)(b)(c)
Fulton County, GA, Development Authority Revenue:
Doris & Weber School Project, LOC-Branch Banking & Trust	0.030%	12/1/30	1,870,000	1,870,000	(a)(b)
Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.040%	9/1/35	3,125,000	3,125,000	(a)(b)

See Notes to Financial Statements.

24	Tax Free Reserves Portfolio 2014 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Georgia State, GO	5.000%	4/1/14	$350,000	$351,403
Georgia State, GO	5.500%	7/1/14	250,000	254,361
Georgia State, GO	5.500%	7/1/14	150,000	152,620
Georgia State, GO	5.000%	10/1/14	100,000	102,806
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.100%	11/1/20	5,060,000	5,060,000	(a)(b)(c)
Gwinnett County, GA, Water & Sewerage Authority Revenue, County GTD	4.000%	8/1/14	1,000,000	1,015,790
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, PNC Bank	0.030%	7/1/25	200,000	200,000	(a)(b)
Municipal Electric Authority of Georgia, BK Tokyo-Mitsubishi VFJ	0.030%	1/1/48	5,300,000	5,300,000	(a)(b)
Private Colleges & Universities Authority, GA, Educational Facilities Revenue, Agnes Scott College, LOC-Wells Fargo Bank N.A.	0.040%	6/1/23	840,000	840,000	(a)(b)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.030%	5/1/32	545,000	545,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.100%	8/1/21	4,900,000	4,900,000	(a)(b)(c)
Total Georgia				53,076,980
Illinois — 6.8%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.090%	1/1/27	2,425,000	2,425,000	(a)(b)
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.050%	1/1/35	5,245,000	5,245,000	(a)(b)(c)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.130%	10/1/34	2,380,000	2,380,000	(a)(b)(c)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York Mellon	0.070%	1/1/19	16,285,000	16,285,000	(a)(b)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.180%	12/1/35	3,660,000	3,660,000	(a)(b)(c)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC-PNC Bank N.A.	0.040%	3/1/32	5,000,000	5,000,000	(a)(b)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.030%	4/1/31	3,000,000	3,000,000	(a)(b)
Illinois State Finance Authority Revenue, OSF Healthcare System, LOC-PNC Bank N.A.	0.030%	11/15/37	2,500,000	2,500,000	(a)(b)
Illinois State Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.070%	10/1/39	3,270,000	3,270,000	(a)(b)
Illinois State Housing Development Authority Revenue, Florida House	0.120%	7/1/41	5,095,000	5,095,000	(a)(b)(c)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2014 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.040%	6/1/36	$150,000	$150,000	(a)(b)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.050%	10/15/28	2,800,000	2,800,000	(a)(b)(c)
University of Illinois, COP, PART, SPA-Bank of America	0.030%	8/15/21	3,980,000	3,980,000	(a)(b)
Total Illinois				55,790,000
Indiana — 2.0%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.130%	7/1/31	2,555,000	2,555,000	(a)(b)(c)
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.030%	6/1/40	4,100,000	4,100,000	(a)(b)
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.040%	2/1/37	4,700,000	4,700,000	(a)(b)
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Sumitomo Mitsui Banking	0.030%	10/1/40	200,000	200,000	(a)(b)
Indiana University Revenue	5.500%	6/1/14	125,000	126,625
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.030%	4/15/39	300,000	300,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ-Northern Trust Co.	0.020%	3/1/40	4,400,000	4,400,000	(a)(b)
Total Indiana				16,381,625
Iowa — 1.5%
Cedar Rapids, IA, GO	2.000%	6/1/14	100,000	100,443
Cedar Rapids, IA, GO	3.000%	6/1/14	210,000	211,441
Iowa Finance Authority Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.030%	2/15/35	1,110,000	1,110,000	(a)(b)
Iowa Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank	0.190%	6/1/32	1,625,000	1,625,000	(a)(b)(c)
Iowa Finance Authority, MFH Revenue, Windsor on the River LLC, LOC-Wells Fargo Bank N.A.	0.060%	5/1/42	7,000,000	7,000,000	(a)(b)(c)
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.020%	2/15/39	1,975,000	1,975,000	(a)(b)
West Des Moines, IA, GO	4.000%	6/1/14	200,000	201,897
Total Iowa				12,223,781
Kansas — 0.1%
Kansas State Development Finance Authority Revenue, University of Kansas Projects	4.000%	5/1/14	1,000,000	1,006,416
Kentucky — 3.5%
Berea, KY:
Educational Facilities Revenue, Berea College Project	0.040%	6/1/29	4,075,000	4,075,000	(a)(b)
Educational Facilities Revenue, Berea College Project	0.040%	6/1/32	10,300,000	10,300,000	(a)(b)

See Notes to Financial Statements.

26	Tax Free Reserves Portfolio 2014 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.100%	5/1/27	$4,345,000	$4,345,000	(a)(b)(c)
Breckinridge County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank	0.030%	2/1/32	400,000	400,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.050%	8/15/38	5,600,000	5,600,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.040%	3/1/36	2,525,000	2,525,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.040%	7/1/38	1,265,000	1,265,000	(a)(b)
Total Kentucky				28,510,000
Louisiana — 0.6%
Louisiana State PFA Revenue:
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.030%	9/2/33	2,260,000	2,260,000	(a)(b)
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.030%	9/2/39	2,475,000	2,475,000	(a)(b)
Total Louisiana				4,735,000
Maryland — 0.7%
Howard County, MD, GO:
Metropolitan District Project	5.000%	8/15/14	145,000	148,126
Public Improvement Project	5.000%	8/15/14	465,000	475,095
Howard County, MD, Revenue, Glenelg Country School, LOC-PNC Bank N.A.	0.040%	7/1/26	2,515,000	2,515,000	(a)(b)
Maryland State Health & Higher EFA Revenue Bonds, Johns Hopkins University	0.030%	7/1/36	1,000,000	1,000,000	(a)(b)
Maryland State, GO:
State and Local Facilities Loan	2.000%	3/15/14	250,000	250,168
State and Local Facilities Loan	2.000%	8/1/14	100,000	100,747
State and Local Facilities Loan	5.000%	8/1/14	275,000	280,570
State and Local Facilities Loan Capital Improvement	5.500%	3/1/14	200,000	200,000
State Local Facilities	3.000%	3/1/14	500,000	500,000
Montgomery County, MD, GO	5.000%	7/1/14	200,000	203,163
Washington, MD, Suburban Sanitary District, GO, Consolidated Public Improvement	5.000%	6/1/14	100,000	101,171
Total Maryland				5,774,040
Massachusetts — 1.9%
Harvard, MA, GO, BAN	1.000%	6/25/14	1,300,000	1,302,468
Holden Town, MA, GO, BAN	1.000%	6/20/14	2,200,000	2,205,139
Massachusetts State Bay Transportation Authority, Sales Tax Revenue	5.250%	7/1/14	100,000	101,696

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2014 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State DFA Revenue, Partners Healthcare System Inc., LOC-U.S. Bank NA	0.030%	7/1/48	$3,000,000	$3,000,000	(a)(b)
Massachusetts State DFA, MFH, Archstone Readstone, LOC-FHLMC	0.050%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Harvard University	0.010%	11/1/49	4,000,000	4,000,000	(a)(b)
Pool Loan Program, LOC-TD Bank N.A.	0.030%	2/1/38	925,000	925,000	(a)(b)
Massachusetts State Water Pollution Abatement Trust Revenue, State Revolving Fund	5.000%	8/1/14	100,000	102,008
Stoughton, MA, GO, BAN	1.000%	3/28/14	1,500,000	1,500,821
Total Massachusetts				15,737,132
Michigan — 0.4%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.030%	1/1/26	3,000,000	3,000,000	(a)(b)
Minnesota — 1.0%
Rochester, MN, Health Care Facilities Revenue, Mayo Foundation, SPA-Bank of America N.A.	0.020%	8/15/32	8,000,000	8,000,000	(a)(b)
Mississippi — 3.9%
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue:
Chevron U.S.A. Inc.	0.030%	11/1/35	19,400,000	19,400,000	(a)(b)
Chevron U.S.A. Inc.	0.030%	11/1/35	12,300,000	12,300,000	(a)(b)
Total Mississippi				31,700,000
Missouri — 4.5%
Missouri State HEFA Revenue:
BJC Health System	0.030%	5/15/38	21,700,000	21,700,000	(a)(b)
Washington University, SPA-JPMorgan Chase	0.030%	9/1/30	1,700,000	1,700,000	(a)(b)
Missouri State Highways & Transit Commission, State Road Revenue:
First Lien	4.250%	5/1/14	350,000	352,447
First Lien	5.000%	5/1/14	270,000	272,155
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.060%	9/1/26	1,805,000	1,805,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-BMO Harris Bank N.A.	0.040%	12/1/29	4,250,000	4,250,000	(a)(b)(c)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-HSBC Bank USA NA	0.230%	12/1/28	6,845,000	6,845,000	(a)(b)(c)
Total Missouri				36,924,602

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2014 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Montana — 0.4%
Montana State Facility Finance Authority Revenue, Sisters of Charity of Leavenworth Health System SPA-JPMorgan Chase	0.050%	12/1/35	$3,545,000	$3,545,000	(a)(b)
Nebraska — 0.1%
Lincoln West Haymarket, NE, Joint Public Agency, GO	2.000%	12/15/14	320,000	324,347
Lincoln, NE, GO	1.500%	12/1/14	500,000	504,779
Total Nebraska				829,126
Nevada — 0.0%
Nevada State Unemployment Compensation Fund Special Revenue	2.000%	12/1/14	200,000	202,628
New Hampshire — 0.2%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.030%	12/1/36	1,295,000	1,295,000	(a)(b)
New Jersey — 3.0%
Bergen County, NJ, Improvement Authority Revenue, County GTD	5.000%	12/15/14	100,000	103,714
Cresskill, NJ, GO, General Improvement	1.000%	3/1/14	200,000	200,000
Hudson County, NJ, Improvement Authority Revenue, County GTD Pooled Notes	1.000%	5/23/14	2,200,000	2,202,987
Hunterdon, NJ, Central Regional High School District, GO	3.000%	9/15/14	210,000	213,091
Lower Township, NJ, Municipal Utilities Authority Revenue	2.000%	12/1/14	215,000	217,449	(d)
Madison Borough, NJ, GO, BAN	1.000%	8/15/14	1,900,000	1,905,798
Middlesex County, NJ, GO, Qualified 501	5.000%	6/15/14	125,000	126,742
Monmouth County, NJ, Improvement Authority Revenue, Governmental Pooled Loan Notes, County GTD	2.000%	12/4/14	1,800,000	1,824,621
Morris County, NJ, GO	4.125%	8/15/14	100,000	101,759
New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/14	100,000	102,342
Ocean County, NJ, GO, General Improvement	2.000%	11/1/14	1,000,000	1,011,843
River Vale, NJ, GO:
BAN	1.000%	8/15/14	2,960,000	2,967,679
BAN	1.000%	10/10/14	11,260,000	11,299,665
Somerset County, NJ, GO	3.700%	9/1/14	100,000	101,708
South Brunswick Township, NJ, GO	1.000%	10/1/14	300,000	301,262
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Water Reclamation System Project Notes, County GTD	1.500%	2/13/15	1,562,000	1,578,354
Total New Jersey				24,259,014
New York — 17.8%
Albany, NY, GO	3.000%	7/1/14	375,000	378,248
Amherst, NY, GO, BAN	1.000%	7/17/14	2,280,000	2,284,974

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2014 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Babylon, NY, GO, BAN	2.000%	8/15/14	$1,800,000	$1,814,619
Baldwinsville, NY, CSD, GO, BAN	1.000%	6/26/14	3,300,000	3,308,124
Bedford, NY, GO, BAN	1.000%	12/5/14	2,976,525	2,993,316
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.040%	3/1/38	9,555,000	9,555,000	(a)(b)
Chili, NY, GO, BAN	1.000%	12/19/14	500,000	500,873
Corinth, NY, CSD, GO, BAN	1.000%	12/18/14	1,675,000	1,679,248
East Hampton Town, NY, GO, BAN	1.000%	8/29/14	4,300,000	4,312,304
Hamburg Town, NY, GO, BAN	1.000%	7/10/14	2,108,000	2,112,138
Hamburg Village, NY, GO, BAN	0.750%	7/16/14	1,415,000	1,415,491
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/11/14	1,450,000	1,453,026
Kingston, NY, GO, BAN	1.000%	10/30/14	1,020,000	1,022,085
Lindenhurst, NY, GO, BAN-Public Improvement	1.000%	8/15/14	3,900,000	3,911,723
Long Island, NY, Power Authority Revenue, LOC-TD Bank N.A.	0.020%	12/1/29	6,300,000	6,300,000	(a)(b)
Lynbrook, NY, Union Free School District, GO, TAN	1.000%	6/20/14	1,400,000	1,402,630
Mamaroneck Village, NY, GO, BAN	1.000%	9/4/14	2,900,000	2,909,613
Nassau County, NY, GO, TAN	2.000%	9/15/14	7,600,000	7,659,867
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.080%	8/1/29	33,175,000	33,175,000	(e)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.020%	5/1/18	8,300,000	8,300,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.030%	7/1/25	1,750,000	1,750,000	(a)(b)
New York City, NY, TFA, New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.030%	11/1/22	9,120,000	9,120,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-JPMorgan Chase	0.040%	7/1/29	1,955,000	1,955,000	(a)(b)
Wagner College, LOC-TD Bank N.A.	0.030%	7/1/28	1,765,000	1,765,000	(a)(b)
New York, NY, GO:
LOC-Bank of Tokyo-Mitsubishi UFJ	0.030%	4/1/42	3,400,000	3,400,000	(a)(b)
LOC-Mizuho Corporate Bank	0.030%	10/1/40	2,500,000	2,500,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/14	2,500,000	2,504,158
Pleasantville, NY, GO, BAN	1.000%	8/22/14	1,000,000	1,002,417
Seaford, NY, Union Free School District, GO, TAN	1.000%	6/20/14	7,500,000	7,513,601
Sewanhaka, NY, Central High School District of Elmont, GO, TAN	1.000%	6/27/14	4,600,000	4,610,409
Tonawanda, NY, GO, BAN	1.000%	6/12/14	3,362,000	3,366,338
Washington County, NY, GO, BAN	1.000%	6/13/14	2,335,000	2,338,972

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2014 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/20/14	$2,465,000	$2,469,934
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.030%	11/1/24	2,100,000	2,100,000	(a)(b)
Westmoreland, NY, CSD, GO, BAN	1.000%	6/27/14	2,424,000	2,424,745
Total New York				145,308,853
North Carolina — 2.4%
Charlotte, NC, COP, 2003 Governmental Facilities Project	0.030%	6/1/33	5,200,000	5,200,000	(a)(b)
Charlotte, NC, GO	5.000%	8/1/14	100,000	102,012
Charlotte, NC, Water & Sewer System Revenue, SPA-Depfa Bank PLC	0.030%	7/1/36	200,000	200,000	(a)(b)
Durham, NC, Limited Obligation Revenue	4.000%	10/1/14	100,000	102,165
Guilford County, NC, GO, Public Improvement	4.000%	4/1/14	100,000	100,329
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Guilford College Project, LOC-Branch Banking & Trust	0.030%	5/1/24	1,100,000	1,100,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, LOC-Branch Banking & Trust	0.030%	5/1/30	3,025,000	3,025,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.030%	4/1/29	2,000,000	2,000,000	(a)(b)
North Carolina State, GO	5.000%	4/1/14	400,000	401,601
North Carolina State, GO:
Public Improvement	5.250%	3/1/14	100,000	100,000
Public Improvement	5.500%	3/1/14	100,000	100,000
Public Improvement	5.000%	3/1/22	2,000,000	2,000,000	(f)
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.030%	3/1/35	2,200,000	2,200,000	(a)(b)
Union County, NC, GO	4.000%	3/1/14	100,000	100,000
Winston-Salem, NC, Water and Sewer System Revenue, Refunding, SPA-Dexia Credit Local	0.030%	6/1/28	3,000,000	3,000,000	(a)(b)
Total North Carolina				19,731,107
Ohio — 0.5%
Columbus, OH, GO, Various Purpose	5.000%	9/1/14	125,000	127,997
Ohio State, GO:
Common Schools	0.030%	6/15/26	3,745,000	3,745,000	(a)(b)
Higher Education	5.000%	8/1/14	100,000	102,003
Highway Capital Improvement	3.000%	5/1/14	170,000	170,808
Total Ohio				4,145,808

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2014 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Oklahoma — 0.1%
Oklahoma City, OK, GO	4.000%	3/1/14	$1,000,000	$1,000,000
Oregon — 0.0%
Metro Regional Center, OR, GO	4.000%	6/1/14	200,000	201,860
Portland, OR, Water System Revenue, First Lien	4.000%	4/1/14	100,000	100,322
Total Oregon				302,182
Pennsylvania — 4.6%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.030%	6/1/32	1,420,000	1,420,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.040%	12/1/37	8,100,000	8,100,000	(a)(b)
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC-PNC Bank N.A.	0.040%	5/1/31	3,000,000	3,000,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.050%	1/1/28	160,000	160,000	(a)(b)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.020%	8/1/28	1,100,000	1,100,000	(a)(b)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.040%	8/15/24	22,690,000	22,690,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.030%	1/1/34	1,040,000	1,040,000	(a)(b)
Total Pennsylvania				37,510,000
Rhode Island — 0.4%
Cumberland, RI, GO, Temporary Notes	1.000%	6/12/14	2,900,000	2,904,079
South Carolina — 1.5%
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.070%	12/1/38	6,930,000	6,930,000	(a)(b)(c)
South Carolina State Association of Governmental Organizations, COP	1.000%	3/1/14	1,000,000	1,000,000
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.030%	6/1/35	4,150,000	4,150,000	(a)(b)
Total South Carolina				12,080,000
Tennessee — 0.4%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.030%	6/1/37	1,475,000	1,475,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.030%	6/1/39	1,600,000	1,600,000	(a)(b)
Hendersonville, TN, Utility District Waterworks & Sewer Revenue	4.000%	2/1/15	400,000	413,782
Total Tennessee				3,488,782
Texas — 5.2%
Denton County, TX, GO, Tax Notes	3.250%	4/1/14	500,000	501,225

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2014 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
El Paso, TX, Water & Sewer Revenue	3.000%	3/1/14	$300,000	$300,000
Guadalupe-Blanco River Authority, TX, Revenue, Western Canyon Regional Water Supply Project	1.000%	4/15/14	1,425,000	1,426,085
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	0.020%	6/1/29	3,435,000	3,435,000	(a)(b)
Klein, TX, ISD, GO, PSF-GTD	5.500%	8/1/14	100,000	102,222
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.090%	1/1/29	3,950,000	3,950,000	(a)(b)(c)
San Antonio, TX, ISD, GO, PSF-GTD	5.250%	8/15/14	125,000	127,861
Tarrant, TX, Regional Water District Revenue, Improvement	5.000%	3/1/14	100,000	100,000
Texas A & M University Revenue	4.000%	5/15/14	100,000	100,782
Texas State, Mobility Fund, SPA-Depfa Bank PLC	0.030%	4/1/30	880,000	880,000	(a)(b)
Trinity River, TX, Authority Regional Wastewater System Revenue	5.000%	8/1/14	100,000	101,978
University of North Texas, TECP	0.090%	3/4/14	7,081,000	7,081,000
University of North Texas, TECP	0.050%	3/10/14	5,600,000	5,600,000
University of North Texas, TECP	0.070%	3/10/14	7,765,000	7,765,000
University of North Texas, TECP	0.070%	3/10/14	6,680,000	6,680,000
University of Texas	0.020%	8/1/16	3,800,000	3,800,000	(a)(b)
Total Texas				41,951,153
Utah — 0.3%
Utah State, GO	3.000%	7/1/14	500,000	504,631
Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-Westdeutsche Landesbank	0.030%	2/15/32	2,300,000	2,300,000	(a)(b)
Total Utah				2,804,631
Vermont — 1.1%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.060%	7/1/37	8,880,000	8,880,000	(a)(b)
Virginia — 2.0%
Alexandria, VA, GO, Capital Improvement	3.000%	6/15/14	200,000	201,505
Fairfax County, VA, GO	5.000%	10/1/14	500,000	514,332
Fairfax County, VA, GO, Public Improvement	5.000%	4/1/14	400,000	401,576
Loudoun County, VA, GO	4.000%	7/1/14	250,000	253,102
Loudoun County, VA, GO	5.000%	7/1/14	590,000	599,359
Loudoun County, VA, IDA Revenue, Howard Hughes Medical Institute	0.020%	6/1/43	11,630,000	11,630,000	(a)(b)
Lynchburg, VA, IDA Revenue, Central Health Inc., NATL, LOC-Branch Banking & Trust	0.030%	1/1/35	550,000	550,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2014 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A. Refunding, University Richmond Project	0.040%	11/1/36	$1,000,000	$1,000,000	(a)(b)
Virginia State Public School Authority Revenue:
School Educational Technology Notes	5.000%	4/15/14	230,000	231,332
School Financing	2.500%	8/1/14	175,000	176,676
Special Obligation School Financing	3.500%	7/15/14	150,000	151,777
Virginia State Resources Authority Infrastructure Revenue, Pooled Financing Program	3.000%	11/1/14	175,000	178,157
Total Virginia				15,887,816
Washington — 1.4%
King County, WA, School District No. 405 Bellevue, GO, AGM	5.000%	12/1/14	125,000	129,491
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.060%	11/1/23	995,000	995,000	(a)(b)(c)
Pierce County, WA, School District No. 10 Tacoma, GO, AGM, School Board Guaranty	5.000%	6/1/14	100,000	101,210
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.030%	12/1/38	3,710,000	3,710,000	(a)(b)
Washington State Health Care Facilities Authority Revenue:
Multicare Health System, LOC-Barclays Bank PLC	0.030%	8/15/41	6,100,000	6,100,000	(a)(b)
Multicare Health System, LOC-Barclays Bank PLC	0.030%	8/15/41	400,000	400,000	(a)(b)
Total Washington				11,435,701
Wisconsin — 0.6%
Madison, WI, Area Technical College, GO, Promissory Notes	3.000%	3/1/14	1,000,000	1,000,000
Madison, WI, Metropolitan School District, GO	2.000%	3/1/14	200,000	200,000
Milwaukee, WI, Area Technical College District, GO, Promissory Notes	2.000%	6/1/14	185,000	185,819
Sheboygan Falls, WI, Revenue, NAN	2.000%	6/3/14	1,725,000	1,729,041
Wisconsin State HEFA Revenue, Hospital Sisters Services, LOC-Bank of Montreal	0.030%	8/1/40	300,000	300,000	(a)(b)
Wisconsin State, GO	5.000%	5/1/14	700,000	705,845
Wisconsin State, GO, NATL	5.000%	5/1/14	565,000	569,689
Total Wisconsin				4,690,394
Total Investments — 98.7% (Cost — $804,216,621#)				804,216,621
Other Assets in Excess of Liabilities — 1.3%				10,646,662
Total Net Assets — 100.0%				$814,863,283

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2014 Semi-Annual Report

Tax Free Reserves Portfolio

(d)	Security is purchased on a when-issued basis.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi- Family Housing
NAN	— Note Anticipation Notes
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PART	— Partnership Structure
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2014 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Tax Free Reserves Portfolio

Summary of Investments by Industry†
Health Care	20.4%
General Obligation	19.7
Education	18.6
Housing: Multi-Family	10.6
Industrial Revenue	9.8
Public Facilities	3.8
Finance	3.1
Miscellaneous	3.1
Utilities	2.5
Power	2.4
Housing: Single Family	2.0
Solid Waste/Resource Recovery	1.4
Water & Sewer	1.1
Transportation	1.1
Pollution Control	0.4
Tax Allocation	0.0 ‡
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of February 28, 2014 and are subject to change.

‡	Represents less than 0.1%.

Ratings table*
Standard & Poor’s/Moody’s/Fitch**
A-1	51.6%
VMIG 1	22.3
P-1	6.6
SP-1	4.7
AAA/Aaa	2.5
F-1	1.8
MIG 1	1.4
AA/Aa	1.0
NR	8.1
100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2014

Assets:
Investments, at value	$804,216,621
Cash	6,715
Receivable for securities sold	10,970,006
Interest receivable	1,014,481
Total Assets	816,207,823

Liabilities:
Payable for securities purchased	1,236,905
Investment management fee payable	31,284
Accrued expenses	76,351
Total Liabilities	1,344,540
Total Net Assets	$814,863,283

Represented by:
Paid-in Capital	$814,863,283

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2014 Semi-Annual Report	37

Statement of operations (unaudited)

For the Six Months Ended February 28, 2014

Investment Income:
Interest	$564,038

Expenses:
Investment management fee (Note 2)	733,006
Fund accounting fees	45,387
Custody fees	35,978
Legal fees	35,007
Audit and tax	21,802
Trustees’ fees	8,384
Miscellaneous expenses	22,185
Total Expenses	901,749
Less: Fee waivers and/or expense reimbursements (Note 2)	(435,456)
Net Expenses	466,293
Net Investment Income	97,745
Net Realized Gain on Investments	564
Increase in Net Assets from Operations	$98,309

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2014 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2014 (unaudited) and the Year Ended August 31, 2013	2014	2013

Operations:
Net investment income	$97,745	$569,161
Net realized gain	564	74,794
Increase in Net Assets From Operations	98,309	643,955

Capital Transactions:
Proceeds from contributions	545,043,771	1,440,632,790
Value of withdrawals	(797,812,334)	(1,934,304,343)
Decrease in Net Assets From Capital Transactions	(252,768,563)	(493,671,553)
Decrease in Net Assets	(252,670,254)	(493,027,598)

Net Assets:
Beginning of period	1,067,533,537	1,560,561,135
End of period	$814,863,283	$1,067,533,537

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2014 Semi-Annual Report	39

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
	2014[1]		2013	2012	2011	2010	2009

Net assets, end of period (millions)	$815		$1,068	$1,561	$2,815	$2,653	$2,609
Total return, based on NAV[2]	0.01%		0.05%	0.11%	0.23%	0.17%	1.22%

Ratios to average net assets:
Gross expenses	0.18%[3]		0.17%	0.17%	0.16%	0.16%	0.16%
Net expenses[4,5,6]	0.10	[3,7]	0.13 [7]	0.15	0.15	0.15	0.15
Net investment income	0.02	[3]	0.05	0.12	0.23	0.18	1.23

[1]	For the six months ended February 28, 2014 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.15%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

40	Tax Free Reserves Portfolio 2014 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Tax Free Reserves Portfolio 2014 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$804,216,621	—	$804,216,621

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Securities traded on a when-issued basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by

42	Tax Free Reserves Portfolio 2014 Semi-Annual Report

the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2014, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2014, the Portfolio had a voluntary expense limitation in place of 0.15% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

Tax Free Reserves Portfolio 2014 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

The investment manager has voluntarily undertaken to limit Portfolio expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

During the six months ended February 28, 2014, fees waived and/or expenses reimbursed amounted to $435,456.

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2014, the Portfolio did not invest in derivative instruments.

4. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand

44	Tax Free Reserves Portfolio 2014 Semi-Annual Report

review committee to investigate the matters raised in the demand and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal. In November 2013, the U.S. Court of Appeals for the Second Circuit issued a summary order affirming the dismissal of the case in its entirety. On November 26, 2013, Plaintiff filed a petition for panel rehearing and for rehearing en banc with the U.S. Court of Appeals for the Second Circuit. On January 13, 2014, the appeals court denied Plaintiff’s petition.

5. Recent accounting pronouncement

The Portfolio has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

Tax Free Reserves Portfolio 2014 Semi-Annual Report	45

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 11-12, 2013, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Tax Free Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, and Western Asset Institutional Tax Free Reserves, a series of Legg Mason Partners Institutional Trust. The Board also noted that an additional Feeder Fund, Western Asset Premium Tax Free Reserves (a series of Legg Mason Partners Premium Money Market Trust), had not yet commenced operations. As a result, certain information concerning this Feeder Fund was not yet available for consideration in connection with the Board’s review of the Management Agreement and Sub-Advisory Agreement for the Fund. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent

46	Tax Free Reserves Portfolio

legal counsel at which no representatives of the Manager or Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

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Board approval of management and subadvisory agreements (unaudited) (cont’d)

In considering the performance of the Fund, the Board received and considered performance information for Western Asset Tax Free Reserves and Western Asset Institutional Tax Free Reserves as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for each of those Feeder Funds. The Board noted that those Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing those Feeder Funds’ performance against their benchmarks and peers. In addition, the Board considered these Feeder Funds’ performance in light of overall financial market conditions. In addition, the Board considered that Western Asset Premium Tax Free Reserves, which had not yet commenced operations, did not have any performance information to report.

The information comparing Western Asset Tax Free Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as tax-exempt money market funds by Lipper, showed, among other data, that its performance for the 1- and 3-year periods ended June 30, 2013 was at the median and that the performance for the 5- and 10-year periods ended June 30, 2013 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning Western Asset Tax Free Reserves’ relative performance versus the peer group for the various periods. The Board also noted that the performance of Western Asset Tax Free Reserves had improved more recently.

The information comparing Western Asset Institutional Tax Free Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2013 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for Western Asset Tax Free Reserves and Western Asset Institutional Tax Free Reserves. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

48	Tax Free Reserves Portfolio

The Board also received and considered information comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual management fees paid by Western Asset Tax Free Reserves and Western Asset Institutional Tax Free Reserves to the Manager (each, an “Actual Management Fee”) and Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that these Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that the expense information for these Feeder Funds reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the Subadviser’s fee and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ Contractual Management Fee and their Actual Management Fee as well as their actual total expense ratio to their expense groups, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as tax-exempt money market funds or funds classified as institutional tax-exempt money market funds and chosen by Lipper to be comparable to those Feeder Funds, showed the following:

•

For Western Asset Tax Free Reserves, the Contractual Management Fee and the Actual Management Fee were at the median, and the actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure.

•

For Western Asset Institutional Tax Free Reserves, the Contractual Management Fee was above the median, the Actual Management Fee was below the median, and the actual total expense ratio was below the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure.

Tax Free Reserves Portfolio	49

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In addition, the Board noted that the current limitation on each of Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ expenses is expected to continue through December 2015.

For Western Asset Premium Tax Free Reserves, the Board noted that, although the Feeder Fund had not yet commenced operations, it had received a report from Lipper comparing the Feeder Fund’s Contractual Management Fee and its projected actual management fee as well as its projected actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Feeder Fund) classified as tax-exempt money market funds and chosen by Lipper to be comparable to the Feeder Fund. The Board considered that the Manager had provided expense information to Lipper for purposes of preparing this comparison. The Board noted that, on this basis, the Feeder Fund’s Contractual Management Fee was below the median and projected Actual Management Fee was above the median. The Board also noted that the Feeder Fund’s projected actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s projected expenses, as well as the master-feeder structure.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ Contractual Management Fees, reflecting the potential for reducing the Contractual Management Fee as each of those Feeder Funds grows.

The Board considered whether the breakpoint fee structure for Western Asset Tax Free Reserves and Western Asset Institutional Tax Free Reserves was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in each of those Feeder Fund’s asset levels. The Board noted that although Western Asset Tax Free Reserves had not reached the specified asset level at which a breakpoint to its

50	Tax Free Reserves Portfolio

Contractual Management Fee would be triggered, the Feeder Fund’s Contractual Management Fee and Actual Management Fee were at the median of its expense group.

The Board noted that Western Asset Institutional Tax Free Reserves had not reached the specified asset level at which one or more breakpoints to its Contractual Management Fee would be triggered. In addition, with respect to Western Asset Institutional Tax Free Reserves, the Board noted that the Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by the other funds in the same Lipper classification/objective at all asset levels.

The Board noted that although Western Asset Premium Tax Free Reserves’ Contractual Management Fee does not have breakpoints, it is approximately equivalent to the asset-weighted average of management fees paid by the other funds in the same Lipper investment classification/objective at all asset levels. The Board also noted that the Contractual Management Fee was below the median of the expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Tax Free Reserves Portfolio	51

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 22, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 22, 2014